Transactions with Related Parties (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Management fees (entirely through related parties transactions)	$ 16,408,000	$ 12,449,000	$ 32,131,000	$ 24,088,000
General and administrative expenses	2,570,000	1,670,000	5,064,000	3,360,000
Balance due to related parties, current	7,638,000		7,638,000		$ 4,065,000
Balance due from related parties, non-current	8,195,000		8,195,000		7,862,000
Acquisition of/ additions to vessels			$ 56,647,000	63,174,000
Management Agreement
Related Party Transaction [Line Items]
Description of terms			The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party
Management Agreement terms in years			5 years
Management fees (entirely through related parties transactions)	16,408,000	12,449,000	$ 32,131,000	24,088,000
Acquisition of/ additions to vessels			$ 3,559,000	0
Administrative Services Agreement
Related Party Transaction [Line Items]
Description of terms			The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party
Administrative Services Agreement terms in years			5 years
General and administrative expenses	2,008,000	$ 1,550,000	$ 3,941,000	$ 3,095,000
Navios Holdings
Related Party Transaction [Line Items]
Balance due to related parties, current	7,638,000		7,638,000		4,065,000
Balance due from related parties, non-current	$ 8,195,000		8,195,000		$ 7,862,000
Cotainerships from 3,000 TEU up to 5,500 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee			6,100
Containerships from 8,000 TEU up to 10,000 TEU | Management Agreement
Related Party Transaction [Line Items]
Daily management fee			$ 7,400
Extention Period | Management Agreement
Related Party Transaction [Line Items]
Management Agreement terms in years			5 years
Extention Period | Administrative Services Agreement
Related Party Transaction [Line Items]
Administrative Services Agreement terms in years			5 years